UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2022

Item 1. REPORTS TO STOCKHOLDERS.

Adaptive ETFs

SEMI-ANNUAL REPORT
For the Fiscal Period from June 1, 2022
through November 30, 2022

(Unaudited)

Adaptive Alpha Opportunities ETF

Adaptive High Income ETF

AI Quality Growth ETF

RH Hedged Multi-Asset Income ETF

RH Tactical Outlook ETF

RH Tactical Rotation ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive ETFs (the “ETFs”).  The ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the ETFs nor the ETFs’ distributor is a bank.

The Adaptive ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive ETFs, including their principals, and Capital Investment Group, Inc.

Table of Contents

Adaptive Alpha Opportunities ETF	………………………………………………………………………………	1-7
Adaptive High Income ETF	………………………………………………………………………………	8-12
AI Quality Growth ETF	………………………………………………………………………………	13-19
RH Hedged Multi-Asset Income ETF	………………………………………………………………………………	20-25
RH Tactical Outlook ETF	………………………………………………………………………………	26-31
RH Tactical Rotation ETF	………………………………………………………………………………	32-36
Notes to Financial Statements	………………………………………………………………………………	37-56
Additional Information	………………………………………………………………………………	57-59

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive ETF (the “ETFs”) and of the market in general and statements of the ETFs’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETFs carefully before investing.  The prospectus contains this and other information about the ETFs.  A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Adaptive ETFs:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Adaptive Alpha Opportunites ETF

Schedule of Investments
(Unaudited)

As of November 30, 2022
	Shares	Value (Note 1)

COMMON STOCKS - 5.15%

Communication Services - 0.84%
Netflix, Inc.	4,831	$1,476,015
		1,476,015
Financials - 1.62%
Ameriprise Financial, Inc.	1,997	662,904
Bank of America Corp.	12,557	475,282
JP Morgan Chase & Co.	3,283	453,645
Raymond James Financial, Inc.	5,704	666,798
The Charles Schwab Corp.	7,150	590,161
		2,848,790
Information Technology - 2.69%
Inuit, Inc.	1,106	450,795
Meta Platforms, Inc.	14,593	1,723,433
Microsoft Corp.	2,404	613,357
Oracle Corp.	8,091	671,796
* Paycom Software, Inc.	1,197	405,903
* salesforce.com, Inc.	2,752	441,008
* Tyler Technologies, Inc.	1,222	418,828
		4,725,120

Total Common Stocks (Cost $9,761,083)		9,049,925

EXCHANGE-TRADED PRODUCTS - 88.02%

Commodity - 7.06%
* Invesco DB Commodity Index Tracking Fund	288,547	7,355,063
Global X Lithium & Battery Technology ETF	72,900	5,062,905
		12,417,968
Debt - 1.73%
SPDR Bloomberg Barclays Convertible Securities ETF	45,584	3,037,718
		3,037,718
Energy - 4.36%
The Energy Select Sector SPDR Fund	84,096	7,665,350
		7,665,350

		(Continued)

Adaptive Alpha Opportunites ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued

Financials - 19.14%
iShares U.S. Broker-Dealers & Securities ETF	53,073	$5,470,765
SPDR S&P Capital Markets ETF	58,428	4,978,066
SPDR S&P Regional Banking ETF	107,367	6,927,319
The Financial Select Sector SPDR Fund	332,734	12,081,572
Vanguard Financials ETF	47,324	4,192,906
		33,650,628
Health Care - 6.77%
* Invesco DWA Healthcare Momentum ETF	42,535	5,322,830
iShares U.S. Medical Devices ETF	72,534	3,847,929
SPDR S&P Health Care ETF	30,602	2,741,480
		11,912,239
Industrials - 7.08%
SPDR Industrial Select Sector Fund	80,567	8,195,275
SPDR S&P Aerospace & Defense ETF	38,559	4,253,829
		12,449,104
Information Technology - 19.72%
First Trust Cloud Computing ETF	93,816	5,892,583
Invesco S&P 500 Equal Weight Technology ETF	31,797	8,369,924
* O'Shares Global Internet Giants ETF	79,078	1,986,439
SPDR Technology Select Sector Fund	68,602	9,327,128
VanEck Vectors Semiconductor ETF	39,940	9,095,536
		34,671,610
International - 10.48%
iShares MSCI Australia ETF	69,272	1,372,493
iShares MSCI Eafe ETF	129,619	8,700,027
iShares MSCI Taiwan ETF	78,325	3,980,477
VanEck Vietnam ETF	342,009	4,370,875
		18,423,872
Large-Cap - 2.90%
Invesco QQQ Trust	17,390	5,101,530
		5,101,530
Manufacturing - 5.97%
* Invesco Agriculture ETF	523,540	10,496,977
		10,496,977
Materials - 2.81%
Vanguard Materials ETF	27,390	4,951,564
		4,951,564

Total Exchange-Traded Products (Cost $165,449,354)		154,778,560

SHORT-TERM INVESTMENT - 7.02%
§ Dreyfus Treasury Securities Cash Management Admin, 0.01%	12,339,260	12,339,260

Total Short-Term Investment (Cost $12,339,260)		12,339,260
		(Continued)

Adaptive Alpha Opportunites ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022
			Value (Note 1)

Investments, at Value (Cost $187,549,697) - 100.19%			$176,167,745

Liabilities in Excess of Other Assets - (0.19)%			(332,446)

Net Assets - 100.00%			$175,835,299

* Non-income producing investment
§	Represents 7 day effective SEC yield as of November 30, 2022.

Summary of Investments
by Sector
	% of Net Assets	Value
Common Stocks:
Communication Services	0.84%	$1,476,015
Financials	1.62%	2,848,790
Information Technology	2.69%	4,725,120
Exchange-Traded Products:
Commodity	7.06%	12,417,968
Debt	1.73%	3,037,718
Energy	4.36%	7,665,350
Financials	19.14%	33,650,628
Health Care	6.77%	11,912,239
Industrials	7.08%	12,449,104
Information Technology	19.72%	34,671,610
International	10.48%	18,423,872
Large-Cap	2.90%	5,101,530
Manufacturing	5.97%	10,496,977
Materials	2.81%	4,951,564
Short-Term Investment	7.02%	12,339,260
Liabilities in Excess of Other Assets	-0.19%	(332,446)
Total Net Assets	100.00%	$175,835,299

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022

Assets:
Investments, at value (cost $187,549,697)	$176,167,745
Receivables:
Dividends and interest	18,391
Investments sold	1,016,174
Prepaid expenses:
Registration and filing expenses	3,775
Insurance expenses	1,905
Administration fees	305

Total assets	177,208,295

Liabilities:
Due to broker	207,571
Payables:
Investments purchased	1,084,903
Accrued expenses:
Custody fees	46,687
Professional fees	22,420
Advisory fees	4,716
Compliance fees	2,996
Trustee fees and meeting expenses	2,518
Security pricing fees	533
Shareholder fulfillment fees	393
Miscellaneous expenses	195
Transfer agent fees	63

Total liabilities	1,372,995

Net Assets	$175,835,299

Net Assets Consist of:
Paid in capital	$193,012,565
Accumulated deficit	(17,177,266)

Total Net Assets	$175,835,299

Shares Outstanding, no par value (unlimited authorized shares)	8,103,738
Net Assets	$175,835,299
Net Asset Value, Offering Price, and Redemption Price Per Share	$21.70

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$1,162,028

Total Investment Income	1,162,028

Expenses:
Advisory fees (note 2)	911,536
Administration fees (note 2)	84,601
Custody fees (note 2)	23,696
Professional fees	19,051
Shareholder fulfillment fees	14,544
Compliance fees (note 2)	9,737
Transfer agent fees (note 2)	6,039
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,499
Registration and filing expenses	2,189
Insurance expenses	2,013
Miscellaneous expenses (note 2)	915

Net Expenses	1,081,212

Net Investment Income	80,817

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss):
Net realized loss from investment transactions	(3,611,756)
Net realized gain from in-kind transactions	2,253,989
Total realized loss	(1,357,767)

Net change in unrealized depreciation on investments	(6,262,807)

Net Realized and Unrealized Loss on Investments	(7,620,574)

Net Decrease in Net Assets Resulting from Operations	$(7,539,757)

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2022 (a)	2022

Operations:
Net investment income (loss)			$80,817	$(43,245)
Net realized loss from investment transactions			(3,611,756)	(3,176,160)
Net realized gain from options written			-	753,701
Net realized gain from in-kind transactions			2,253,989	10,300,653
Net change in unrealized appreciation (depreciation) on investments			(6,262,807)	29,157

Net Increase (Decrease) in Net Assets Resulting from Operations			(7,539,757)	7,864,106

Distributions to Shareholders			-	(13,218,565)

Net Decrease in Net Assets Resulting from Distributions			-	(13,218,565)

Beneficial Interest Transactions:
Shares sold			18,685,599	153,574,933
Reinvested dividends and distributions			-	-
Shares repurchased			(47,159,915)	(59,664,950)

Net Increase (Decrease) from Beneficial Interest Transactions			(28,474,316)	93,909,983

Net Increase (Decrease) in Net Assets			(36,014,073)	88,555,524

Net Assets:
Beginning of Period			211,849,372	153,187,614
End of Period			$175,835,299	$241,743,138

	Period Ended		Year Ended
Share Information:	November 30, 2022 (a)		May 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	890,000	$18,685,599	6,050,000	$153,574,933
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(2,290,000)	(47,159,915)	(2,490,000)	(59,664,950)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,400,000)	$(28,474,316)	3,560,000	$93,909,983

(a) Unaudited.

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2022	(g)	2022		2021		2020		2019	2018

Net Asset Value, Beginning of Period	$22.29		$25.77		$17.78		$15.55		$17.45	$14.56

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	-		(0.01)		(0.17)		0.01		0.01	(0.08)
Net realized and unrealized gain (loss)
on investments	(0.59)		(1.85)		8.36		2.69		(0.93)	2.99

Total from Investment Operations	(0.59)		(1.86)		8.19		2.70		(0.92)	2.91

Less Distributions From:
Net investment income	-		(0.05)		(0.02)		-		(0.82)	(0.02)
Net realized gains	-		(1.57)		(0.18)		(0.47)		(0.16)	-

Total Distributions	-		(1.62)		(0.20)		(0.47)		(0.98)	(0.02)

Net Asset Value, End of Period	$21.70		$22.29		$25.77		$17.78		$15.55	$17.45

Total Return (a)	(2.66)%	(i)	(8.05)%		46.18%		17.50%		(4.37)%	19.98%

Net Assets, End of Period (in thousands)	$175,835		$211,849		$153,188		$59,869		$53,013	$37,778

Ratios of:
Interest Expense to Average Net Assets	-		-		0.01%		0.01%		-	-
Gross Expenses to Average Net Assets (b)	1.19%	(e)(h)	1.18%		1.45%	(e)	1.58%	(e)	1.57%	1.81%
Net Expenses to Average Net Assets (b)	1.19%	(e)(h)	1.18%		1.26%	(e)	1.26%	(e)	1.27%	1.35%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	0.09%	(h)	(0.02)%		(0.75)%		0.07%		0.08%	(0.52)%

Portfolio turnover rate	0.91%	(f)(i)	25.74%	(f)	94.33%	(f)	319.85%		268.30%	491.30%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Includes interest expense.
(f)	Excludes securities received or delivered in-kind.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Adaptive High Income ETF

Schedule of Investments
(Unaudited)

As of November 30, 2022
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 93.48%

Energy - 11.26%
Global X ETF		46,466	$1,998,038
The Energy Select Sector SPDR Fund		20,565	1,874,500
			3,872,538
Financials - 3.97%
The Financial Select Sector SPDR Fund		37,630	1,366,345

High Yield - 66.65%
iShares Broad USD High Yield Corporate Bond ETF		560,613	19,873,731
iShares Fallen Angels USD Bond ETF		122,029	3,047,064
			22,920,795
Large Cap - 7.04%
Invesco QQQ ETF		8,245	2,418,753

Real Estate - 4.56%
Vanguard Real Estate ETF		17,805	1,568,265

Total Exchange-Traded Products (Cost $32,306,235)			32,146,696

SHORT-TERM INVESTMENT - 6.59%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 4.12%		2,266,785	2,266,785

Total Short-Term Investment (Cost $2,266,785)			2,266,785

Investments, at Value (Cost $34,573,020) - 100.07%			$34,413,481

Liabilities in Excess of Other Assets - (0.07)%			(23,959)

Net Assets - 100.00%			$34,389,522

§	Represents 7 day effective yield as of November 30, 2022.

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Energy	11.26%	$3,872,538
Financials	3.97%	1,366,345
High Yield	66.65%	22,920,795
Large-Cap	7.04%	2,418,753
Real Estate	4.56%	1,568,265
Short-Term Investment	6.59%	2,266,785
Liabilities in Excess of Other Assets	-0.07%	(23,959)
Total Net Assets	100.00%	$34,389,522

See Notes to Financial Statements

Adaptive High Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022

Assets:
Investments, at value (cost $34,573,020)	$34,413,481
Cash	439
Receivables:
Dividends and interest	7,521
Prepaid expenses:
Security pricing fees	1,705
Insurance expenses	1,367

Total assets	34,424,513

Liabilities:
Accrued expenses:
Professional fees	17,574
Shareholder fulfillment fees	6,097
Custody fees	2,888
Compliance fees	2,876
Trustee fees and meeting expenses	2,381
Security pricing fees	2,319
Administration fees	567
Miscellaneous expenses	168
Advisory fees	73
Transfer agent fees	48

Total liabilities	34,991

Net Assets	$34,389,522

Net Assets Consist of:
Paid in capital	$44,140,417
Accumulated deficit	(9,750,895)

Total Net Assets	$34,389,522

Shares Outstanding, no par value (unlimited authorized shares)	3,974,118
Net Assets	$34,389,522
Net Asset Value, Offering Price and Redemption Price Per Share	$8.65

See Notes to Financial Statements

Adaptive High Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$842,931
Interest	43

Total Investment Income	842,974

Expenses:
Advisory fees (note 2)	102,365
Administration fees (note 2)	29,135
Professional fees	19,015
Shareholder fulfillment fees	14,026
Compliance fees (note 2)	7,251
Transfer agent fees (note 2)	6,039
Custody fees (note 2)	5,552
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	3,333
Insurance fees	1,830
Registration and filing expenses	1,130
Miscellaneous expenses (note 2)	915

Total Expenses	194,983

Fees waived by Advisor (note 2)	(83,253)

Net Expenses	111,730

Net Investment Income	731,244

Realized and Unrealized Loss on Investments:

Net realized gain (loss):
Net realized loss from investment transactions	(2,166,170)
Net realized loss from in-kind transactions	(112,474)
Total realized loss	(2,278,644)

Net change in unrealized depreciation on investments	(764,305)

Realized and Unrealized Loss on Investments	(3,042,949)

Net Decrease in Net Assets Resulting from Operations	$(2,311,705)

See Notes to Financial Statements

Adaptive High Income ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2022 (a)	2022

Operations:
Net investment income			$731,244	$839,295
Net realized loss from investment transactions			(2,166,170)	(5,041,946)
Net realized loss from in-kind transactions			(112,474)	(1,869,087)
Net change in unrealized appreciation (depreciation) on investments			(764,305)	300,622

Net Decrease in Net Assets Resulting from Operations			(2,311,705)	(5,771,116)

Distributions to Shareholders from:
Net investment income			(729,234)	(839,266)

Net Decrease in Net Assets Resulting from Distributions			(729,234)	(839,266)

Beneficial Interest Transactions:
Shares sold			-	75,529,980
Reinvested dividends and distributions			-	181,834
Shares repurchased			(7,789,673)	(30,707,283)

Net (Increase) Decrease from Beneficial Interest Transactions			(7,789,673)	45,004,531

Net Increase (Decrease) in Net Assets			(10,830,612)	38,394,149

Net Assets:
Beginning of Period			45,220,134	6,825,985
End of Period			$34,389,522	$45,220,134

	Period Ended		Year Ended
Share Information:	November 30, 2022 (a)		May 31, 2022 (b)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	7,480,042	$75,529,980
Reinvested dividends and distributions	-	-	17,548	181,834
Shares repurchased	(920,000)	(7,789,673)	(3,236,518)	(30,372,465)
Net Increase (Decrease) in Shares of
Beneficial Interest	(920,000)	$(7,789,673)	4,261,072	$45,339,349

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(31,813)	(334,818)
Net Decrease in Shares of
Beneficial Interest	-	$-	(31,813)	$(334,818)

(a) Unaudited.
(b)			Adaptive High Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.

See Notes to Financial Statements

Adaptive High Income ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2022	(f)	2022		2021	2020	2019	2018

Net Asset Value, Beginning of Period	$9.24		$10.27		$9.68	$9.66	$9.82	$10.20

Income (Loss) from Investment Operations
Net investment income (d)	0.17		0.19		0.33	0.34	0.39	0.42
Net realized and unrealized gain (loss)
on investments	(0.59)		(1.03)		0.61	0.02	(0.10)	(0.37)

Total from Investment Operations	(0.41)		(0.84)		0.94	0.36	0.29	0.05

Less Distributions From:
Net investment income	(0.17)		(0.19)		(0.35)	(0.34)	(0.45)	(0.43)

Total Distributions	(0.17)		(0.19)		(0.35)	(0.34)	(0.45)	(0.43)

Net Asset Value, End of Period	$8.65		$9.24		$10.27	$9.68	$9.66	$9.82

Total Return (a)	(4.57)%	(h)	(8.35)%		9.82%	3.75%	3.02%	0.52%

Net Assets, End of Period (in thousands)	$34,390		$45,220		$6,502	$17,452	$24,440	$33,016

Ratios of:
Gross Expenses to Average Net Assets (b)	1.05%	(g)	1.17%		3.35%	2.07%	1.65%	2.88%
Net Expenses to Average Net Assets (b)	0.60%	(g)	0.80%		1.25%	1.25%	1.25%	1.25%
Net Investment Income to Average Net Assets (b)(c)	3.94%	(g)	1.90%		3.27%	3.43%	3.99%	4.18%

Portfolio turnover rate	61.97%	(h)(e)	230.87%	(e)	133.83%	136.88%	81.99%	13.23%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Excludes securities received or delivered in-kind.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

AI Quality Growth ETF

Schedule of Investments
(Unaudited)

As of November 30, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 90.46%
Business Services - 10.18%
	Accenture PLC - Class A	2,660	$ 800,474
*	Fair Isaac Corp.	1,575	976,059
	MSCI, Inc.	1,509	766,315
*	Shopify, Inc. - Class A	17,162	701,583
			3,244,431
Communication Services - 7.13%
*	Alphabet, Inc. - Class C	6,139	622,802
*	Meta Platforms, Inc. - Class A	4,594	542,551
*	Netflix, Inc.	1,593	486,709
*	The Walt Disney Co.	6,355	621,964
			2,274,026
Consumer Discretionary - 14.31%
*	Booking Holdings, Inc.	388	806,827
	Costco Wholesale Corp.	1,627	877,360
	Estee Lauder Cos., Inc. - Class A	2,841	669,879
	NIKE, Inc.	5,968	654,630
	Starbucks Corp.	8,232	841,310
	The Coca-Cola Co.	11,223	713,895
			4,563,901
Financials - 10.56%
	Lockheed Martin Corp.	1,584	768,541
	Moody's Corp.	2,495	744,184
*	PayPal Holdings, Inc.	4,201	329,400
	S&P Global, Inc.	2,161	762,401
	Visa, Inc. - Class A	3,511	761,887
			3,366,413
Health Care - 11.84%
	Abbott Laboratories	6,089	655,055
	Eli Lilly & Co.	2,395	888,737
	The Procter & Gamble Co.	4,767	711,046
	Zoetis, Inc. - Class A	4,407	679,295
	United Health Group, Inc.	1,533	839,716
			3,773,849
Industrials - 4.66%
	Thermo Fisher Scientific, Inc.	1,364	764,140
	Waste Management, Inc.	4,309	722,705
			1,486,845

			(Continued)

AI Quality Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022
			Shares	Value (Note 1)

COMMON STOCKS - Continued
	Information Technology - 20.38%
	*	Adobe Systems, Inc.	1,822	$ 628,462
	*	Align Technology, Inc.	2,919	574,050
	*	Amazon.com, Inc.	5,543	535,121
		Apple, Inc.	4,897	724,903
	*	Fortinet, Inc.	12,843	682,734
		Intuit, Inc.	1,590	648,068
		Microsoft Corp.	2,748	701,125
	*	salesforce.com, Inc.	4,860	778,815
	*	ServiceNow, Inc.	1,493	621,536
	*	Trade Desk, Inc.	11,563	602,895
				6,497,709
	Materials - 9.50%
		Applied Materials, Inc.	6,169	676,122
		Danaher Corp.	2,892	790,702
		The Home Depot, Inc.	2,425	785,676
	*	United Parcel Service, Inc. - Class B	4,094	776,755
				3,029,255
	Real Estate - 1.90%
		American Tower Corp.	2,733	604,676
				604,676

		Total Common Stocks (Cost $31,262,894)		28,841,105

Investments, at Value (Cost $31,262,894) - 90.46%				$28,841,105

Other Assets Less Liabilities - 9.54%				3,040,646

	Net Assets - 100.00%			$31,881,751

*	Non-income producing investment

The following acronym or abbreviation is used in this Schedule:
	PLC - Public Limited Company

				(Continued)

AI Quality Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022

Summary of Investments
	% of Net
by Sector	Assets	Value
Common Stocks:
Business Services	10.18%	$3,244,431
Communication Services	7.13%	2,274,026
Consumer Discretionary	14.31%	4,563,901
Financials	10.56%	3,366,413
Health Care	11.84%	3,773,849
Industrials	4.66%	1,486,845
Information Technology	20.38%	6,497,709
Materials	9.50%	3,029,255
Real Estate	1.90%	604,676
Other Assets Less Liabilities	9.54%	3,040,646
Total Net Assets	100.00%	$31,881,751

See Notes to Financial Statements

AI Quality Growth ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022
Assets:
Investments, at value (cost $31,262,894)	$28,841,105
Cash	3,045,024
Receivables:
Dividends and interest	34,811
Prepaid expenses:
Insurance expenses	1,178

Total assets	31,922,118
Liabilities:
Accrued expenses:
Custody fees	20,215
Professional fees	8,225
Shareholder fulfillment fees	4,912
Compliance fees	2,775
Trustee fees and meeting expenses	2,604
Administration fees	576
Registration and filing expenses	305
Security pricing fees	294
Advisory fees	239
Miscellaneous expenses	171
Transfer agent fees	51

Total liabilities	40,367

Total Net Assets	$31,881,751

Net Assets Consist of:
Paid in capital	$33,651,768
Accumulated deficit	(1,770,017)
Total Net Assets	$31,881,751

Shares Outstanding, no par value (unlimited authorized shares)	2,495,133
Net Assets	$31,881,751
Net Asset Value, Offering Price and Redemption Price Per Share	$12.78

See Notes to Financial Statements

AI Quality Growth ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$158,168

Total Investment Income	158,168

Expenses:
Advisory fees (note 2)	159,399
Administration fees (note 2)	29,135
Professional fees	19,215
Shareholder fulfillment fees	18,691
Custody fees (note 2)	11,529
Compliance fees (note 2)	7,175
Transfer agent fees (note 2)	6,039
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,745
Insurance fees	2,013
Miscellaneous expenses (note 2)	915
Registration and filing expenses	549

Total Expenses	261,797

Fees waived by Advisor (note 2)	(93,543)

Net Expenses	168,254

Net Investment Loss	(10,086)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss):
Net realized loss from investment transactions	(501,494)
Net realized gain on in-kind transactions	1,605,813
Total realized gain	1,104,319

Net change in unrealized depreciation on investments	(1,117,780)

Net Realized and Unrealized Loss on Investments	(13,461)

Net Decrease in Net Assets Resulting from Operations	$(23,547)

See Notes to Financial Statements

AI Quality Growth ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2022 (a)	2022

Operations:
Net investment loss			$(10,086)	$(210,301)
Net realized gain (loss) from investment transactions			(501,494)	2,013,139
Net realized gain from options written			-	414,810
Net realized gain on in-kind transactions			1,605,813	2,177,823
Net change in unrealized depreciation on investments			(1,117,780)	(10,713,507)

Net Decrease in Net Assets Resulting from Operations			(23,547)	(6,318,036)

Distributions to Shareholders:			-	(8,980,801)

Decrease in Net Assets Resulting from Distributions			-	(8,980,801)

Beneficial Interest Transactions:
Shares sold			5,467,025	22,216,636
Reinvested dividends and distributions			-	5,769,231
Shares repurchased			(17,892,429)	(23,749,052)

Decrease from Beneficial Interest Transactions			(12,425,404)	4,236,815

Net Decrease in Net Assets			(12,448,951)	(11,062,022)

Net Assets:
Beginning of Period			44,330,702	55,392,724
End of Period			$31,881,751	$44,330,702

	Period Ended		Year Ended
Share Information:	November 30, 2022 (a)		May 31, 2022 (b)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	430,000	$5,467,025	1,299,532	$22,062,949
Reinvested dividends and distributions	-	-	330,805	5,769,231
Shares repurchased	(1,380,000)	(17,892,429)	(1,337,727)	(20,301,215)
Net Increase (Decrease) in Shares of
Beneficial Interest	(950,000)	$(12,425,404)	292,610	$7,530,965

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	7,063	$118,646
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(176,485)	(2,833,755)
Net Decrease in Shares of
Beneficial Interest	-	$-	(169,422)	$(2,715,109)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	3,376	$35,041
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(66,480)	(614,082)
Net Decrease in Shares of
Beneficial Interest	-	$-	(63,104)	$(579,041)

(a) Unaudited.
(b)			AI Quality Growth ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

AI Quality Growth ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2022	(h)	2022		2021		2020		2019	2018

Net Asset Value, Beginning of Period	$12.87		$16.56		$13.62		$12.61		$16.06	$13.69

Income (Loss) from Investment Operations
Net investment loss (c)	-		(0.05)		(0.10)		(0.02)		(0.01)	(0.06)
Net realized and unrealized gain (loss) on
investments	(0.09)		(1.34)		4.29		1.04		(2.43)	3.05

Total from Investment Operations	(0.09)		(1.39)		4.19		1.02		(2.44)	2.99

Less Distributions:
From net investment income	-		-		-		(0.01)		-	-
From net realized gains	-		(2.30)		(1.25)		-		(1.01)	(0.62)

Total Distributions	-		(2.30)		(1.25)		(0.01)		(1.01)	(0.62)

Net Asset Value, End of Period	$12.78		$12.87		$16.56		$13.62		$12.61	$16.06

Total Return (a)	(0.70)%	(j)	(11.55)%		31.15%		8.05%		(13.63)%	22.23%

Net Assets, End of Period (in thousands)	$31,882		$44,331		$52,197		$74,999		$80,299	$102,233

Ratios of:
Interest Expense to Average Net Assets	-		-		0.00%	(f)	0.01%		-	-
Gross Expenses to Average Net Assets (b)	2.01%	(i)	1.36%		1.67%	(e)	1.47%	(e)	1.39%	1.39%
Net Expenses to Average Net Assets (b)	0.95%	(i)	1.11%		1.25%	(e)	1.25%	(e)	1.25%	1.25%
Net Investment Income (Loss) to
Average Net Assets (b)(d)	(0.06)%	(i)	(0.34)%		(0.63)%		(0.13)%		(0.07)%	(0.39)%

Portfolio turnover rate	14.33%	(g)(j)	64.04%	(g)	147.82%		72.71%		122.27%	124.11%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes interest expense.
(f) Less than 0.01% of net assets.
(g)	Excludes securities received or delivered in-kind.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Schedule of Investments
(Unaudited)

As of November 30, 2022
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 86.12%
Debt Funds - 28.80%
iShares 20+ Year Treasury Bond ETF			13,715	$ 1,408,942
iShares Broad USD High Yield Corporate Bond ETF			58,650	2,079,143
SPDR Portfolio TIPS ETF			333,730	8,727,040
				12,215,125
Energy Funds - 5.47%
Global X MLP ETF			31,114	1,337,902
iShares Trust Oil & Gas ETF			9,700	981,640
				2,319,542
Large-Cap Funds - 47.25%
Global X Nasdaq 100 Covered Call ETF			585,695	9,710,823
Global X S&P 500 Covered Call ETF			255,832	10,333,054
				20,043,877
Small-Cap Fund - 4.60%
Global X Russell 2000 Covered Call ETF			99,789	1,951,873

Total Exchange-Traded Products (Cost $41,939,529)				36,530,417

LIMITED PARTNERSHIPS - 3.25%
Industrials - 3.25%
Dorchester Minerals LP			15,492	468,633
USA Compression Partners, LP			23,628	434,046
NuStar Energy LP			29,249	477,636

Total Limited Partnerships (Cost $1,268,655)				1,380,315

MASTER LIMITED PARTNERSHIP - 1.09%
Industrials - 1.09%
Black Stone Minerals LP			24,647	462,131

Total Master Limited Partnership (Cost $416,096)				462,131
		Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.04%	Principal	Rate
WL Collateral - 1.04%
American Home Mortgage Investment Trust 2004-1 (a)	$ 164,164	7.162%	4/25/2044	159,570
CWALT, Inc. 2005-J11	100,618	5.000%	12/25/2022	100,618
CWALT, Inc. 2006-28CB	555,318	6.500%	10/25/2036	179,412

Total Collateralized Mortgage Obligations (Cost $467,953)				439,600

SHORT-TERM INVESTMENT - 9.06%
Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.01% §			3,840,941	3,840,941

Total Short-Term Investment (Cost $3,840,941)				3,840,941

				(Continued)

RH Hedged Multi-Asset Income ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022
			Value (Note 1)

Investments, at Value (Cost $47,933,174) - 100.56%			$42,653,404

Liabilities in Excess of Other Assets - (0.56)%			(237,259)

Net Assets - 100.00%			$42,416,145

§ Represents 7 day effective yield
(a) Floating interest rate

Summary of Investments
	% of Net Assets	Value
Exchange-Traded Products:
Debt Funds	28.80%	$ 12,215,125
Energy Funds	5.47%	2,319,542
Large-Cap Funds	47.25%	20,043,877
Small-Cap Fund	4.60%	1,951,873
Limited Partnerships:
Industrials	3.25%	1,380,315
Master Limited Partnership
Industrials	1.09%	462,131
Collateralized Mortgage Obligations:
WL Collateral	1.04%	439,600
Short-Term Investment	9.06%	3,840,941
Liabilities in Excess of Other Assets	-0.56%	(237,259)
Total Net Assets	100.00%	$ 42,416,145

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022

Assets:
Investments, at value (cost $47,933,174)	$42,653,404
Receivables:
Investments sold	996
Dividends	13,323
Interest	3,984
Prepaid expenses:
Registration and filing fees	4,343
Insurance expenses	1,424
Professional fees	1,112

Total assets	42,678,586

Liabilities:
Due to custodian	2,737
Accrued expenses:
Tax expenses (note 1)	243,384
Shareholder fulfillment fees	6,496
Custody fees	3,647
Compliance fees	2,803
Trustee fees and meeting expenses	1,811
Administration fees	595
Advisory fees	399
Security pricing fees	321
Miscellaneous expenses	173
Transfer agent fees	76

Total liabilities	262,441

Total Net Assets	$42,416,145

Net Assets Consist of:
Paid in capital	$54,011,809
Accumulated deficit	(11,595,664)

Total Net Assets	$42,416,145

Shares Outstanding, no par value (unlimited authorized shares)	5,400,546
Net Assets	$42,416,145
Net Asset Value, Offering Price, and Redemption Price Per Share	$7.85

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$2,321,740
Interest	25,387

Total Investment Income	2,347,127

Expenses:
Advisory fees (note 2)	179,351
Administration fees (note 2)	29,135
Professional fees	23,610
Shareholder fulfillment fees	13,811
Custody fees (note 2)	7,790
Compliance fees (note 2)	7,171
Transfer agent fees (note 2)	6,039
Trustee fees and meeting expenses (note 3)	4,472
Insurance fees	1,830
Security pricing fees	1,384
Miscellaneous expenses (note 2)	915
Registration and filing expenses	881

Total Expenses	276,389

Fees waived by Advisor (note 2)	(85,829)

Net Expenses	190,560

Net Investment Income	2,156,567

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(2,423,552)

Net change in unrealized depreciation on investments	(1,291,923)

Net Realized and Unrealized Loss on Investments	(3,715,475)

Net Decrease in Net Assets Resulting from Operations	$(1,558,908)

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2022 (a)	2022

Operations:
Net investment income			$2,156,567	$965,462
Net realized gain (loss) from investment transactions			(2,423,552)	(1,852,985)
Net change in unrealized appreciation (depreciation) on investments			(1,291,923)	2,597,252

Net Increase (Decrease) in Net Assets Resulting from Operations			(1,558,908)	1,709,729

Distributions to Shareholders:
Institutional Class Shares			(2,150,703)	(965,611)

Net Decrease in Net Assets Resulting from Distributions			(2,150,703)	(1,043,130)

Beneficial Interest Transactions:
Shares sold			1,051,078	9,430,520
Reinvested dividends and distributions			-	776,364
Shares repurchased			(3,636,436)	(34,312,894)
Increase (Decrease) from Beneficial Interest Transactions			(2,585,358)	(24,106,010)

Net Increase (Decrease) in Net Assets			(6,294,969)	(23,439,411)

Net Assets:
Beginning of Period			48,711,114	46,500,828
End of Period			$42,416,145	$23,061,417

	Period Ended		Year Ended
Share Information:	November 30, 2022 (a)		May 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	120,000	$1,051,078	923,524	$9,139,571
Reinvested dividends and distributions	-	-	70,765	700,708
Shares repurchased	(450,000)	(3,636,436)	(3,396,861)	(33,929,918)
Net Increase (Decrease) in Shares of
Beneficial Interest	(330,000)	$(2,585,358)	(2,402,572)	$(24,089,639)

(a) Unaudited.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Financial Highlights

For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2022	(h)	2022		2021	2020	2019

Net Asset Value, Beginning of Period	$ 8.50		$ 9.83		$ 9.79	$ 10.29	$ 10.12

Income (Loss) from Investment Operations
Net investment income (c)	0.39		0.73		0.26	0.31	0.43
Net realized and unrealized gain (loss)
on investments	(0.66)		(1.38)		0.06	(0.47)	0.17

Total from Investment Operations	(0.27)		(0.65)		0.32	(0.16)	0.60

Less Distributions:
From net investment income	(0.39)		(0.68)		(0.28)	(0.34)	(0.43)

Total Distributions	(0.39)		(0.68)		(0.28)	(0.34)	(0.43)

Net Asset Value, End of Period	$ 7.84		$ 8.50		$ 9.83	$ 9.79	$ 10.29

Total Return (a)	(3.52)%	(j)	(6.98)%	(g)	3.29%	(1.62)%	6.07%

Net Assets, End of Period (in thousands)	$ 42,416		$ 48,711		$ 18,911	$ 42,354	$ 14,767

Ratios of:
Gross Expenses to Average Net Assets (b)(f)	1.62%	(i)	2.29%		1.86%	1.83%	2.88%
Net Expenses to Average Net Assets (b)(f)	0.85%	(i)	1.74%		1.25%	1.25%	1.25%
Net Investment Income to Average
Net Assets (b)(d)(f)	9.63%	(i)	7.83%		2.58%	3.04%	4.19%

Portfolio turnover rate	58.37%	(j)	225.13%	(e)	148.62%	9.52%	27.78%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Excludes securities received or delivered in-kind.
(f)	Gross expenses, net expenses, and net investment income include tax expenses. The impact on the ratios is 0.78%.
(g)	The total return includes tax expenses. The impact on total return was (0.44)%.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

RH Tactical Outlook ETF

Schedule of Investments
(Unaudited)

As of November 30, 2022
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 92.59%

Commodity - 1.83%
* SPDR Gold Shares	2,616	$431,143

Equity - 15.14%
iShares MSCI USA Min Vol Factor ETF	47,276	3,557,992

Industrials - 2.18%
iShares Silver Trust	25,085	512,487

Large-Cap - 36.02%
Invesco QQQ Trust	8,138	2,387,364
iShares Core S&P 500 ETF	14,855	6,080,449
		8,467,812
Leveraged Equity - 2.81%
MicroSectors Fang Index 3x Leveraged ETN	11,052	659,804

Mid-Cap - 18.21%
iShares Core S&P Mid-Cap ETF	16,655	4,280,335

Small-Cap - 16.40%
iShares Russell 2000 ETF	8,268	1,549,175
iShares Russell Value ETF	15,428	2,305,560
		3,854,735

Total Exchange-Traded Products (Cost $21,871,330)		21,764,308

Investments, at Value (Cost $21,871,330) - 92.59%		$21,764,308

Other Assets Less Liabilities - 7.41%		1,741,089

Net Assets - 100.00%		$23,505,397

* Non income-producing investment

		(Continued)

RH Tactical Outlook ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2022

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Commodity	1.83%	$431,143
Equity	15.14%	3,557,992
Industrials	2.18%	512,487
Large-Cap	36.02%	8,467,812
Leveraged Equity	2.81%	659,804
Mid-Cap	18.21%	4,280,335
Small-Cap	16.40%	3,854,735
Other Assets Less Liabilities	7.41%	1,741,089
Total Net Assets	100.00%	$23,505,397

See Notes to Financial Statements

RH Tactical Outlook ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022

Assets:
Investments, at value (cost $21,871,330)	$21,764,308
Due to custodian	1,779,026
Prepaid expenses:
Registration and filing fees	1,204
Insurance expenses	409

Total assets	23,544,947

Liabilities:
Accrued expenses:
Professional fees	14,179
Custody fees	13,569
Shareholder fulfillment fees	5,442
Compliance fees	2,800
Trustee fees and meeting expenses	2,256
Administration fees	619
Advisory fees	269
Security pricing fees	185
Miscellaneous expenses	166
Transfer agent fees	64

Total liabilities	39,549

Total Net Assets	$23,505,397

Net Assets Consist of:
Paid in capital	$26,315,217
Distributable earnings	(2,809,820)

Total Net Assets	$23,505,397

Shares Outstanding, no par value (unlimited authorized shares)	1,733,586
Net Assets	$23,505,397
Net Asset Value, Offering Price and Redemption Price Per Share	$13.56

See Notes to Financial Statements

RH Tactical Outlook ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$119,856

Total Investment Income	119,856

Expenses:
Advisory fees (note 2)	128,880
Administration fees (note 2)	29,135
Professional fees	19,215
Shareholder fulfillment fees	13,668
Custody fees (note 2)	9,371
Compliance fees (note 2)	7,175
Transfer agent fees (note 2)	6,039
Trustee fees and meeting expenses (note 3)	4,392
Insurance fees	1,830
Security pricing fees	1,098
Miscellaneous expenses (note 2)	915
Registration and filing expenses	795

Total Expenses	222,513

Fees waived and reimbursed by Advisor (note 2)	(61,413)

Net Expenses	161,100

Net Investment Loss	(41,244)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss):
Net realized gain from investment transactions	(1,365,614)
Net realized gain from in-kind transactions	293,731
Total realized loss:	(1,071,883)

Net change in unrealized appreciation on investments	489,751

Net Realized and Unrealized Loss on Investments	(582,132)

Net Decrease in Net Assets Resulting from Operations	$(623,376)

See Notes to Financial Statements

RH Tactical Outlook ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2022 (a)	2022

Operations:
Net investment loss			$(41,244)	$(38,652)
Net realized loss from investment transactions			(1,365,614)	(1,976,285)
Net realized gain from in-kind transactions			293,731	1,152,341
Net change in unrealized appreciation (depreciation) on investments			489,751	(1,707,203)

Net Decrease in Net Assets Resulting from Operations			(623,376)	(2,569,799)

Beneficial Interest Transactions:
Shares sold			4,331,510	26,086,418
Reinvested dividends and distributions			-	-
Shares repurchased			(7,807,664)	(7,403,492)

Net Increase (Decrease) from Beneficial Interest Transactions			(3,476,154)	18,682,926

Net Increase (Decrease) in Net Assets			(4,099,530)	16,113,127

Net Assets:
Beginning of Period			27,604,928	11,491,801
End of Period			$23,505,398	$27,604,928

	Period Ended		Year Ended
Share Information:	November 30, 20212 (a)		May 31, 2022 (b)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	330,000	$4,331,510	1,717,667	$26,029,309
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(610,000)	(7,807,664)	(452,896)	(6,610,933)
Net Increase (Decrease) in Shares of
Beneficial Interest	(280,000)	$(3,476,154)	1,264,771	$19,418,376

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	4,131	$57,109
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(51,889)	(754,155)
Net Decrease in Shares of
Beneficial Interest	-	$-	(47,758)	$(697,046)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(3,621)	(38,404)
Net Decrease in Shares of
Beneficial Interest	-	$-	(3,621)	$(38,404)

(a) Unaudited.
(b)			RH Tactical Outlook ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

RH Tactical Outlook ETF

Financial Highlights

For a share outstanding during	November 30,		May 31,
the fiscal years or period ended	2022	(g)	2022		2021		2020	2019	2018

Net Asset Value, Beginning of Period	$13.71		$14.44		$11.36		$11.84	$13.79	$12.30

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.02)		(0.03)		0.00	(d)	0.08	0.09	0.02
Net realized and unrealized gain (loss)
on investments	(0.13)		(0.70)		3.08		(0.39)	(0.29)	1.68

Total from Investment Operations	(0.15)		(0.73)		3.08		(0.31)	(0.20)	1.70

Less Distributions From:
Net investment income	-		-		-		(0.17)	(0.04)	-
Net realized gains	-		-		-		-	(1.71)	(0.21)

Total Distributions	-		-		-		(0.17)	(1.75)	(0.21)

Net Asset Value, End of Period	$13.56		$13.71		$14.44		$11.36	$11.84	$13.79

Total Return (e)	(1.11)%	(i)	(5.05)%		27.11%		(2.84)%	(0.55)%	13.87%

Net Assets, End of Period (in thousands)	$23,505		$27,605		$10,816		$15,339	$14,781	$9,562

Ratios of:
Gross Expenses to Average Net Assets (a)	1.73%	(g)	2.01%		2.92%		2.50%	2.65%	3.08%
Net Expenses to Average Net Assets (a)	1.25%	(g)	1.26%		1.25%		1.25%	1.25%	1.25%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.32)%	(g)	(0.20)%		(0.01)%		0.62%	0.70%	0.18%

Portfolio turnover rate	24.31%	(f)(i)	120.07%	(f)	143.64%		141.55%	159.92%	163.22%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Less than $0.01 per share.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Excludes securities received or delivered in-kind.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

RH Tactical Rotation ETF

Schedule of Investments
(Unaudied)

As of November 30, 2022
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 94.27%

Large-Cap - 10.85%
SPDR S&P 500 Growth ETF		51,352	$2,823,333
SPDR S&P 500 TR ETF Trust		77,800	3,167,238
SPDR S&P 500 Value ETF		41,008	16,718,141
			22,708,712
Leveraged Equity - 7.02%
MicroSectors Fang Index 3x Leveraged ETN		30,595	1,826,522

Total Exchange-Traded Products (Cost $26,137,944)			24,535,234

Investments, at Value (Cost $26,137,944) - 94.27%			$24,535,234

Other Assets Less Liabilities - 5.73%			1,491,096

Net Assets - 100.00%			$26,026,330

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Large-Cap	87.25%	$22,708,712
Leveraged Equity	7.02%	1,826,522
Other Assets Less Liabilities	5.73%	1,491,096
Total Net Assets	100.00%	$26,026,330

See Notes to Financial Statements

RH Tactical Rotation ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2022
Assets:
Investments, at value (cost $26,137,944)	$24,535,234
Cash	1,538,334
Prepaid expenses:
Insurance expenses	1,189
Registration and filing expenses	97

Total assets	26,074,854
Liabilities:
Accrued expenses:
Custody fees	19,276
Shareholder fulfillment fees	11,545
Professional fees	9,636
Compliance fees	2,822
Trustee fees and meeting expenses	2,528
Security pricing fees	1,494
Administration fees	581
Advisory fees	323
Miscellaneous expenses	176
Transfer agent fees	143

Total liabilities	48,524

Total Net Assets	$26,026,330

Net Assets Consist of:
Paid in capital	$32,082,424
Accumulated deficit	(6,056,094)

Total Net Assets	$26,026,330

Shares Outstanding, no par value (unlimited authorized shares)	2,067,274
Net Assets	$26,026,330
Net Asset Value, Offering Price and Redemption Price Per Share	$12.59

See Notes to Financial Statements

RH Tactical Rotation ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2022

Investment Income:
Dividends	$186,202

Total Investment Income	186,202

Expenses:
Advisory fees (note 2)	124,341
Administration fees (note 2)	29,135
Professional fees	19,015
Shareholder fulfillment fees	13,811
Custody fees (note 2)	11,529
Compliance fees (note 2)	11,197
Transfer agent fees (note 2)	6,039
Trustee fees and meeting expenses (note 3)	4,392
Insurance expenses	1,830
Security pricing fees	1,615
Miscellaneous expenses (note 2)	915
Registration and filing expenses	632

Total Expenses	224,451

Fees waived by Advisor (note 2)	(69,025)

Net Expenses	155,426

Net Investment Income	30,775

Realized and Unrealized Loss on Investments:

Net realized gain (loss):
Net realized gain from investment transactions	(372,394)
Net realized gain from options written	337,447
Net realized loss from in-kind transactions	(14,495)
Total realized loss	(49,442)

Net change in unrealized depreciation on investments	(346,715)

Net Realized and Unrealized Loss on Investments	(396,157)

Net Decrease in Net Assets Resulting from Operations	$(365,382)

See Notes to Financial Statements

RH Tactical Rotation ETF

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2022	(a)	2022
Operations:
Net investment loss			$ 30,775		$ (49,210)
Net realized gain from investment transactions			(372,394)		(1,418,712)
Net realized gain from options written			337,447		250,925
Net realized loss from in-kind transactions			(14,495)		351,454
Net change in unrealized appreciation (depreciation) on investments			(346,715)		(1,153,561)

Net Increase in Net Assets Resulting from Operations			(365,382)		(2,019,104)

Beneficial Interest Transactions:
Shares sold			718,175		23,027,113
Reinvested dividends and distributions			-		-
Shares repurchased			(1,810,492)		(13,637,815)

Increase (Decrease) from Beneficial Interest Transactions			(1,092,317)		9,389,298

Net Decrease in Net Assets			(1,457,699)		7,370,194

Net Assets:
Beginning of Period			27,484,029		20,113,835
End of Period			$ 26,026,330		$ 27,484,029
	Period Ended		Year Ended
Share Information:	November 30, 2022 (a)		May 31, 2022 (b)
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	60,000	$ 718,175	1,651,361		$ 23,027,113
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(150,000)	(1,810,492)	(917,568)		(12,471,872)
Net Increase (Decrease) in Shares of
Beneficial Interest	(90,000)	(1,092,317)	733,793		$ 10,555,241
Class C Shares	Shares	Amount	Shares		Amount
Shares sold	-	$ -	-		$ -
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	-	-	(79,257)		(162,033)
Net Decrease in Shares of
Beneficial Interest	-	$ -	(79,257)		$ (162,033)
Class A Shares	Shares	Amount	Shares		Amount
Shares sold	-	$ -	-		$ -
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	-	-	(10,124)		(103,910)
Net Decrease in Shares of
Beneficial Interest	-	$ -	(10,124)		$ (103,910)
(a) Unaudited.
(b)	RH Tactical Rotation ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

RH Tactical Rotation ETF

Financial Highlights

For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2022	(h)	2022		2021	2020		2019	2018

Net Asset Value, Beginning of Period	$12.74		$13.36		$10.40	$11.61		$13.76	12.78

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01		(0.02)		-	0.06		0.13	0.09
Net realized and unrealized gain (loss)
on investments	(0.16)		(0.60)		3.09	(0.94)		(0.75)	0.97

Total from Investment Operations	(0.15)		(0.62)		3.09	(0.88)		(0.62)	1.06

Less Distributions From:
Net investment income	-		-		(0.13)	(0.33)		(0.10)	(0.08)
Net realized gains	-		-		-	-		(1.43)	-

Total Distributions	-		-		(0.13)	(0.33)		(1.53)	(0.08)

Net Asset Value, End of Period	$12.59		$12.74		13.36	$10.40		$11.61	13.76

Total Return (a)	(1.18)%	(j)	(4.64)%		29.80%	(7.98)%		(3.38)%	8.28%

Net Assets, End of Period (in thousands)	$32,900		$27,484		$19,021	$19,027		$71,697	129,034

Ratios of:
Interest Expense to Average Net Assets	-		-		-	0.00	(e)	-	-
Gross Expenses to Average Net Assets (b)	1.81%	(i)	1.74%		2.34%	1.80%	(g)	1.34%	1.30%
Net Expenses to Average Net Assets (b)	1.25%	(i)	1.25%		1.25%	1.25%	(g)	1.25%	1.25%
Net Investment Income to Average
Net Assets (b)(c)	0.25%	(i)	(0.18)%		0.06%	0.49%		1.03%	0.66%

Portfolio turnover rate	9.55%	(f)(j)	293.36%	(f)	529.41%	624.45%		379.14%	80.28%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f)	Excludes securities received or delivered in-kind.
(g) Includes interest expenses.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022

1.	Organization and Significant Accounting Policies
The Adaptive ETFs (the “ETFs”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each ETF is a separate, diversified series of the Trust.
The Adaptive Alpha Opportunities ETF seeks to achieve its investment objective of capital appreciation by investing primarily in exchange-traded funds that are registered under the Investment Company Act of 1940 (the “1940 Act”) and not affiliated with the ETF that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries.
The Adaptive High Income ETF seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the ETF or making direct investments in portfolio securities based upon institutional research.
The AI Quality Growth ETF seeks to achieve its objective of capital appreciation by principally investing in domestic common stocks that the Advisor believes to have above-average growth potential relative to its peers.
The RH Hedged Multi-Asset Income ETF , seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act, or making direct investments.
The RH Tactical Outlook ETF seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the ETF.
The RH Tactical Rotation ETF seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the ETF.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the ETFs are listed for trading on NYSE Arca under the trading symbols of each ETF listed in the table below, and because shares will trade at market prices rather than NAV, shares of the ETFs may trade at a price greater than or less than NAV.
ETF Name	Trading Symbol (Ticker)
Adaptive Alpha Opportunities ETF	AGOX
Adaptive High Income ETF	AHHX
AI Quality Growth ETF	AQGX
RH Hedged Multi-Asset Income ETF	AMAX
RH Tactical Outlook ETF	RHTX
RH Tactical Rotation ETF	RHRX

Transaction Fees
The consideration for the purchase of Creation Units of the ETFs generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETFs may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Clear Street LLC, the ETFs’ custodians, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Collateral
When the ETFs are awaiting settlements on in-kind transactions, they may receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETFs risk a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETFs. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETFs will have to cover the loss when repaying the collateral.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
The Date of Initial Public Investment for each ETF:
ETF
Adaptive Alpha Opportunities ETF	September 20, 2012
Adaptive High Income ETF	September 20, 2012
AI Quality Growth ETF	October 17, 2013
RH Hedged Multi-Asset Income ETF	October 2, 2009
RH Tactical Outlook ETF	September 20, 2012
RH Tactical Rotation ETF	September 20, 2012

The following is a summary of significant accounting policies consistently followed by the ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
Each ETF’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time). Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each ETF’s net asset value calculation) or which cannot be accurately valued using each ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”). A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.
Fair Value Measurement
Each ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Various inputs are used in determining the value of each ETF's investments. These inputs are summarized in the three broad levels listed below:
Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2022, for each ETF’s investments measured at fair value:
Adaptive Alpha Opportunities ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$9,049,925	$9,049,925	$-	$-
Exchange-Traded Products*	154,778,560	154,778,560	-	-
Short-Term Investment	12,339,260	12,339,260	-	-
Total Assets	$176,167,745	$176,167,745	$-	$-

Adaptive High Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$32,146,696	$32,146,696	$-	$-
Short-Term Investment	2,266,785	2,266,785	-	-
Total Assets	$34,413,481	$34,413,481	$-	$-

AI Quality Growth ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$28,841,105	$28,841,105	$-	$-
Total Assets	$28,841,105	$28,841,105	$-	$-

RH Hedged Multi-Asset Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$36,530,417	$36,530,417	$-	$-
Limited Partnerships*	1,380,315	1,380,315	-	-
Master Limited Partnership*	462,131	462,131	-	-
Collateralized Mortgage Obligations*	439,600	-	439,600	-
Short-Term Investment	3,840,941	3,840,941	-	-
Total Assets	$42,653,404	$42,213,804	$439,600	$-

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022

RH Tactical Outlook ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$21,764,308	$21,764,308	$-	$-
Total Assets	$21,764,308	$21,764,308	$-	$-

RH Tactical Rotation ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$24,535,234	$24,535,234	$-	$-
Total Assets	$24,535,234	$24,535,234	$-	$-
*Refer to the Schedules of Investments for a breakdown by Industry.
(a) The ETFs held no Level 3 securities during the fiscal period ended November 30, 2022.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as an ETF is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
Each ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETFs may declare and distribute dividends from net investment income (if any) monthly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

For the fiscal year ended May 31, 2022, the RH Hedged Multi-Asset Income ETF did not pass the gross income test necessary for qualification as a regulated investment company (“RIC”).  In order to continue to qualify as a RIC, the RH Hedged Multi-Asset Income ETF elected to pay an excise tax in the amount of $243,384. During the period following the fiscal year end, the RH Hedged Multi-Asset Income ETF determined that investors who transacted during the period that the error existed should be made whole by the Advisor.  This was processed during the fiscal period ended November 30, 2022.

2.	Transactions with Related Parties and Service Providers
Advisor
Each ETF pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
See the table below for the advisory fee rates and amounts earned by the Advisor from each ETF during fiscal period ended November 30, 2022:

ETF	Advisory Fee Rate June 1, 2022 - November 30, 2022	Amount Earned	Amount Waived by Advisor (a)	Expenses Reimbursed by Advisor
Adaptive Alpha Opportunities ETF	1.00%	$ 911,536	$ -	$ -
Adaptive High Income ETF	0.55%	102,365	83,253	-
AI Quality Growth ETF	0.90%	159,399	93,543	-
RH Hedged Multi-Asset Income ETF	0.80%	179,351	85,829	-
RH Tactical Outlook ETF	1.00%	128,880	61,413	-
RH Tactical Rotation ETF	1.00%	124,341	69,025	-
(a)	Waivers and expense reimbursements are not subject to recoupment.
The Advisor engaged a sub-advisor to provide day to day portfolio management for some of the ETFs throughout the period.  The sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amount paid by the Advisor to the Sub-Advisor for the sub-advised ETF during the fiscal period ended November 30, 2022:
ETF	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Adaptive Alpha Opportunities ETF	Bluestone Capital Management LLC	0.15% (on AUM $20M-$40M) and 0.30% (on AUM over $40M)	$319,514

Expense Limitation
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETFs, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETFs, if necessary, in amounts that limit the ETFs’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of each ETF.
ETF	Expense Limitation (June 1, 2022 - November 30, 2022)
Adaptive Growth Opportunities ETF	1.25%
Adaptive High Income ETF	0.60%
AI Quality Growth ETF	0.95%
RH Hedged Multi-Asset Income ETF	0.85%
RH Tactical Outlook ETF	1.25%
RH Tactical Rotation ETF	1.25%
Administrator
The ETFs pay a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the ETFs and calculated at the annual rates as shown in the schedule below. The Administrator also receives a fee as to procure and pay the ETFs’ custodians, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
A breakdown of these fees is provided in the following table:
Administration and Fund Accounting Fees*
Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%
*Subject to annual minimum of $53,000. Custody fees are 2 basis points on the average daily net assets of the ETFs and subject to an annual minimum of $15,000 per ETF.
The ETFs incurred the following amounts in Administration and Fund Accounting fees for the fiscal period ended November 30, 2022:
ETF
Adaptive Alpha Opportunities ETF	$ 84,601
Adaptive High Income ETF	29,135
AI Quality Growth ETF	29,135
RH Hedged Multi-Asset Income ETF	29,135
RH Tactical Outlook ETF	29,135
RH Tactical Rotation ETF	29,135

The ETFs incurred the following amounts in Custody fees for the fiscal period ended November 30, 2022:

ETF
Adaptive Alpha Opportunities ETF	$ 23,696
Adaptive High Income ETF	5,552
AI Quality Growth ETF	11,529
RH Hedged Multi-Asset Income ETF	7,790
RH Tactical Outlook ETF	9,371
RH Tactical Rotation ETF	11,529

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETFs for its services pursuant to the Compliance Services Agreement with the ETFs.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the ETFs.  For its services, the Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Transfer Agent’s fee arrangements with the ETFs.
Broadridge Corporate Issuer Solutions serves as the Sub-Transfer Agent for the ETFs.  For its services, the Sub-Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Sub-Transfer Agent’s fee arrangements with the ETFs.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
The ETFs incurred the following amounts in Transfer Agent fees for the fiscal period ended November 30, 2022:

ETF
Adaptive Alpha Opportunities ETF	$ 6,039*
Adaptive High Income ETF	6,039*
AI Quality Growth ETF	6,039*
RH Hedged Multi-Asset Income ETF	6,039*
RH Tactical Outlook ETF	6,039*
RH Tactical Rotation ETF	6,039*
* The Transfer Agent Fees disclosed on the Statement of Operations for the ETFs include fees paid by the funds to a Sub-Transfer Agent for certain services.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETFs’ principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the ETFs pursuant to the ETFs’ fee arrangements with the Distributor.
3.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the ETFs.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the ETFs; review performance of the Advisor and the ETFs; and oversee activities of the ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues. The Trust reimburses each Independent Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal period November 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
ETF	Purchases of Securities	Proceeds from Sales of Securities
Adaptive Alpha Opportunities ETF	$ 14,283,307	$ 49,918,582
Adaptive High Income ETF	22,943,486	31,485,059
AI Quality Growth ETF	8,718,571	21,400,971
RH Hedged Multi-Asset Income ETF	25,255,144	24,877,937
RH Tactical Outlook ETF	12,313,137	12,815,530
RH Tactical Rotation ETF	3,021,961	3,367,020

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022

ETF	In-Kind Purchases	In-Kind Sales

Adaptive Alpha Opportunities ETF	$ 12,691,011	$ 35,485,821
Adaptive High Income ETF	-	7,505,168
AI Quality Growth ETF	3,843,878	16,595,976
RH Hedged Multi-Asset Income ETF	491,323	1,949,111
RH Tactical Outlook ETF	2,050,993	7,673,107
RH Tactical Rotation ETF	407,042	1,083,588
There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2022.
5.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of November 30, 2022, open taxable years consisted of the taxable years ended May 31, 2019 through May 31, 2022, and as of and during the fiscal period ended November 30, 2022. No examination of tax returns is currently in progress for any of the ETFs.
Distributions during the fiscal periods ended below were characterized for tax purposes as follows:
		Distributions from
ETF	Fiscal period or year ended	Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	11/30/2022	$ -	$ -
	05/31/2022	5,597,211	5,539,248
Adaptive High Income ETF	11/30/2022	729,234	-
	05/31/2022	289,726	-
AI Quality Growth ETF	11/30/2022	-	-
	05/31/2022	-	6,357,500
RH Hedged Multi-Asset Income ETF	11/30/2022	2,150,703	-
	05/31/2022	447,591	-
RH Tactical Outlook ETF	11/30/2022	-	-
	05/31/2022	-	-
RH Tactical Rotation ETF	11/30/2022	-	-
	05/31/2022	-	-

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022

At November 30, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	AI Quality Growth ETF
Cost of Investments	$187,549,697	$ 34,573,020	$ 31,262,894

Gross Unrealized Appreciation	5,785,827	384,763	2,793,366
Gross Unrealized Depreciation	(17,167,779)	(544,302)	(5,215,155)
Net Unrealized Depreciation	$ (11,381,952)	$ (159,539)	$ (2,421,789)

	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Cost of Investments	$ 47,933,174	$ 21,871,330	$ 26,137,944

Gross Unrealized Appreciation	386,157	774,435	77,356
Gross Unrealized Depreciation	(5,665,927)	(881,457)	(1,680,066)

Net Unrealized Depreciation	$ (5,279,770)	$ (107,022)	$ (1,602,710)

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
7.   Risk Considerations
Investments in the ETFs are subject to the following risks:
	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Asset-Backed Securities Investment				X
Authorized Participant	X	X	X	X	X	X
Cash and Cash Equivalents	X	X	X	X
Commodities				X	X
Common Stock	X	X			X	X
Control of Portfolio Funds	X	X	X	X	X	X
Convertible Securities			X	X		X
Corporate Debt Securities			X	X
COVID-19	X	X	X	X	X	X
Credit				X
Cybersecurity	X	X	X	X	X	X
Early Close/Trading Halt	X	X	X	X	X	X
Equity Securities	X	X	X		X	X
ETF Investing	X	X	X	X	X	X
ETF Structure	X	X	X	X	X	X
ETN			X	X		X
Fixed Income		X	X	X	X
Foreign Securities and Emerging Markets		X	X	X
Fund Investing	X	X	X	X	X	X
Hedging			X	X
High-Yield			X	X
Inflation			X	X
Interest Rate			X	X

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Interest Rate			X	X
Investment Advisor	X	X	X	X	X	X
Large-Cap Securities	X	X	X		X	X
Leveraged and Inverse ETFs			X	X		X
LIBOR				X
Liquidity				X
Managed Volatility	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
MLPs			X
Mortgage-Backed Securities				X
Portfolio Turnover	X	X	X		X	X
Preferred Equity			X	X		X
Quantitative	X	X	X	X		X
Rating Agencies				X
REIT			X	X	X
Small-Cap and Mid-Cap Securities	X	X			X	X
U.S. Government Securities				X

Asset-Backed Securities Investment Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the ETF may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in the ETF invests may have underlying assets. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral securing certain contracts, or other factors. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the ETF. It is possible that may, or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash and Cash Equivalents Risk. At any time, the ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
Commodities Risk. The ETF and Portfolio Funds may have exposure to the commodities markets, subjecting the ETF to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Common Stock Risk. Investments by the ETF and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the ETF. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the ETF has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the ETF’s policies. Although the ETF and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the ETF’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Convertible Securities Risk. Convertible securities are fixed income securities that the ETF or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the ETF or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the ETF or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Corporate Debt Securities Risk. The ETF and Portfolio Funds may invest in corporate debt securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the ETF when they are due. As a result, the ETF’s income might be reduced, the value of the ETF’s investment might fall, and/or the ETF could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the ETF or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the ETF and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the ETF’s ability to calculate its NAV, cause the release of private shareholder information or confidential ETF information, impede trading, cause reputational damage, and subject the ETF to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The ETF also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The ETF and its shareholders could be negatively impacted as a result.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
ETF Investing Risk.  An investment in an ETF is an investment in another investment company and therefore the ETF’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the ETF invests in addition to the ETF’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the ETF’s portfolio will be borne by the ETF.
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market. In turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the  NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

•
The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022

•
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk. ETN holders are exposed to an issuer’s credit risk, which does not affect ETF holders. ETNs are senior unsecured obligations of the issuer. The repayment of the principal and any applicable return at maturity or upon repurchase by the issuer are dependent on that issuer's ability to pay.
Fixed Income Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments. When the ETF invests in fixed income securities the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Interest rates are currently at historical lows, which may impact the ETF’s risk profile. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the ETF and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the ETF’s share price to fluctuate or decline more than other types of equity investments.
Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the ETF or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
The ETF and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.
Fund Investing Risk. Investments in other investment companies subject the ETF to additional operating and management fees and expenses. Investors in the ETF will indirectly bear fees and expenses charged by the funds in which the ETF invests, in addition to the ETF’s direct fees and expenses.  As a result, the cost of investing in the ETF will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities. The ETF’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Hedging Risk. Techniques used by Advisor to hedge the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.
High-Yield Risk. The ETF and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Credit risk is greater for junk bonds, particularly for bonds of issuers in default, than for investment grade bonds, which is the risk that issuers will not make payments on fixed income securities held by the ETF, resulting in losses to the ETF. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.
Inflation Risk. Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.
Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leveraged and Inverse ETFs.  Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investing in inverse ETFs may result in increased volatility due to the funds’ possible use of short sales of securities and derivatives such as options and futures.  The use of leverage by an ETF increases risk to the Fund. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.
Libor Risk. Certain of the Fund’s or Portfolio Funds’ investments may be based on floating rates, such as LIBOR. LIBOR, or the London Interbank Offered Rate, is a benchmark that dictates daily interest rates on loans and financial instruments globally. Plans are underway to phase out the use of LIBOR by the end of 2021, which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2021. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue borrow under the Credit Facilities at rates that reference LIBOR and invest in Underlying Funds that may hold underlying assets referencing LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments and/or the Fund’s Credit Facilities cannot yet be determined.
Liquidity Risk. Liquidity risk exists when particular investments of the ETF would be difficult to purchase or sell, possibly preventing the ETF from selling such illiquid securities at an advantageous time or price, or possibly requiring the ETF to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Illiquid investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the ETF pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Advisor’s judgment may play a greater role in the valuation process. Investment of the ETF’s assets in illiquid securities may restrict the ETF’s ability to take advantage of market opportunities.
Managed Volatility Risk. Techniques used by Advisor to manage the volatility of the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.
MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Many of the ETF’s investments in MLPs will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the ETF to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the ETF’s ability to take advantage of other investment opportunities. If the ETF is one of the largest investors in certain MLPs, it may be more difficult for the ETF to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by the ETF in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of the ETF.
The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. MLPs have the ability to modify their distribution policies from time to time without input from or approval of the ETF.
MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that those operating companies may lack or have limited operating histories. The success of the ETF’s investments in an MLP will vary depending on the underlying industry represented by the MLP’s portfolio. Certain MLPs in which the ETF may invest depend upon their parent or sponsor entities for the majority of their revenues. If the parent or sponsor entities fail to make payments or satisfy their obligations to an MLP, the revenues and cash flows of that MLP and ability of that MLP to make distributions to unit holders such as the ETF would be adversely affected.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Certain MLPs in which the ETF may invest depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs in which the ETF may invest depend upon a limited number of suppliers of goods or services to continue their operations. The loss of those customers or suppliers could have a material adverse effect on an MLP’s results of operations and cash flow, and on its ability to make distributions to unit holders such as the ETF.
The ETF is not responsible for operating MLPs and similar entities and cannot control or monitor their compliance with applicable tax, securities and other laws and regulations necessary for the profitability of such investments. Holders of MLP units could potentially become subject to liability for all of the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute “control” of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Furthermore, the structures and terms of the MLPs and other entities described in this prospectus may not be indicative of the structure and terms of every entity in which the ETF invests. Although the MLP sector has grown significantly in recent years, such market trends may not continue due to economic conditions, which are not predictable, or other factors.
Market prices generally will be unavailable for some of the ETF’s investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs and private companies. The value of such securities will be determined by fair valuations determined by the Board or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board.
Mortgage-Backed Securities Risk. Investments by the ETF in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the ETF as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The ETF also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency. The liquidity of mortgage-backed securities can change significantly over time. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage, and the amount of overcollateralization or under-collateralization of a mortgage pool.
The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the ETF’s mortgage-related investments. Delinquencies and loses on residential mortgage loans generally increased in the last decade and potentially could begin to increase again. Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities.
In addition, the liquidity of mortgage-backed securities varies by type of security; at certain times a ETF may be unable to dispose of such investments at a desirable time or at the value the ETF has placed on the investment. Because mortgage-backed securities may be less liquid than other securities, the ETFs may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic U.S. conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage or asset-backed securities.
Portfolio Turnover Risk. The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Preferred Equity Risk.  Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.
Quantitative Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the ETF invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the ETF, a shareholder will bear expenses of the REITs in addition to ETF expenses.
Small-Cap and Mid-Cap Securities Risk. The ETF and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may be more vulnerable than larger companies to adverse business or economic developments, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value. You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
(Continued)

Adaptive ETFs

Notes to Financial Statements (Unaudited)

As of November 30, 2022
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

8.   Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETFs.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the ETFs, and others that provide for general indemnifications. The ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETFs. The ETFs expect the risk of loss to be remote.
9.   Subsequent Events
Distributions
Per share distributions during the subsequent period were as follows:
ETF	Ex-Date	Record Date	Payable Date	Ordinary Income
Adaptive Alpha Opportunities ETF	12/29/2022	12/30/2022	1/3/2023	$0.041500
Adaptive High Income ETF	12/29/2022	12/30/2022	1/3/2023	$0.075000
RH Hedged Multi-Asset Income ETF	12/29/2022	12/30/2022	1/3/2023	$0.09500
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

(Continued)

Adaptive ETFs

Additional Information (Unaudited)

As of November 30, 2022

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Disclosure Policy is included as Appendix B to the ETFs’ Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how each ETF voted proxies, relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETFs at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
Each ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling each ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of each ETF’s fiscal period end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.
Each of the ETFs listed below had the following distribution information for the fiscal period ended November 30, 2022.

	Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	$ -	$ -
Adaptive High Income ETF	729,234	-
AI Quality Growth ETF	-	-
RH Hedged Multi-Asset Income ETF	2,150,703	-
RH Tactical Outlook ETF	-	-
RH Tactical Rotation ETF	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.   Schedule of Shareholder Expenses
As a shareholder of the ETFs, you incur ongoing costs, including management fees and other expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the ETFs and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.
The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022, through November 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
(Continued)

Adaptive ETFs

Additional Information (Unaudited)

As of November 30, 2022
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Adaptive Alpha Opportunities ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 973.40	$5.89	1.19%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%

Adaptive High Income ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 954.30	$2.95	0.60%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.05	$3.05	0.60%

AI Quality Growth ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 993.00	$4.75	0.95%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

RH Hedged Multi-Asset Income ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 964.80	$4.19	0.85%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

RH Tactical Outlook ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 988.90	$6.24	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%

(Continued)

Adaptive ETFs

Additional Information (Unaudited)

As of November 30, 2022

RH Tactical Rotation ETF	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 988.20	$6.23	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
*Expenses are equal to the average account value over the period multiplied by each ETF’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six-month period).

The Adaptive ETFs
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Adaptive Investments, LLC
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @: ncfunds.com	World Wide Web @: adaptivefunds.com

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Principal Executive Officer and President and Principal Financial Officer and Treasurer concluded that the Registrant’s disclosure controls and procedures were not effective due to a material weakness in the Registrant’s internal control over financial reporting as described below.
The Registrant's independent registered public accounting firm (the “Accounting Firm”) identified  a "material weakness" (as defined below) in the Registrant’s internal control over financial reporting and its operation as of May 31, 2022. Specifically, the controls over RH Hedged Multi-Asset Income ETF’s monitoring of its compliance with the Gross Income Test under Internal Revenue Code IRC Section 851(b)(2) were not operating effectively and as a result the Fund failed such test and incurred a tax expense in order to maintain its status as a Regulated Investment Company under the Internal Revenue Code.
A material weakness (as defined in Rule 12b-2 under the Exchange Act (17 CFR 240.12b-2)) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis. The material weakness described above did not result in a material misstatement to the Registrant's financial statements or disclosures.
Management has implemented enhancements to the Registrant’s controls to remediate the weakness described above, including, among other things: requiring that the Fund’s investment advisor enhance its policies and procedures with regard to investments that may generate non-qualifying income and the monitoring of such non-qualifying income; and requiring that the Fund’s administrator implement additional processes to assist the investment advisor in meeting its obligation to manage the Fund in a manner that is consistent with the status of the Fund as a Regulated Investment Company under the Internal Revenue Code.

(b)
Other than the steps taken to enhance the controls noted above, there were no significant changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 8, 2023

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, Principal Accounting Officer

Date:	February 8, 2023